UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02278

The Value Line Premier Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/10 is included with this Form.

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)	March 31, 2010

Shares		Value
COMMON STOCKS (93.4%)

	CONSUMER DISCRETIONARY (10.2%)

50,250	Aeropostale, Inc. *	$1,448,707
13,000	Autoliv, Inc. *	669,890
8,400	AutoZone, Inc. *	1,453,956
20,000	Bed Bath & Beyond, Inc. *	875,200
32,000	BorgWarner, Inc. *	1,221,760
18,300	Brink’s Home Security Holdings, Inc. *	778,665
34,500	Buckle, Inc. (The)	1,268,220
15,100	Central European Media Enterprises Ltd. Class A *	442,581
39,200	Ctrip.com International Ltd. ADR *	1,536,640
8,000	Deckers Outdoor Corp. *	1,104,000
11,400	DeVry, Inc.	743,280
17,000	DIRECTV Class A *	574,770
7,000	Gildan Activewear, Inc. Class A *	184,030
46,000	Guess?, Inc.	2,161,080
16,000	HSN, Inc. *	471,040
15,500	ITT Educational Services, Inc. *	1,743,440
27,000	Johnson Controls, Inc.	890,730
11,000	Lincoln Educational Services Corp. *	278,300
56,000	LKQ Corp. *	1,136,800
29,000	Lumber Liquidators Holdings, Inc. *	773,430
400	National Presto Industries, Inc.	47,564
18,000	O’Reilly Automotive, Inc. *	750,780
30,000	Phillips-Van Heusen Corp.	1,720,800
6,000	Priceline.com, Inc. *	1,530,000
46,000	Shaw Communications, Inc. Class B	914,020
27,000	Signet Jewelers Ltd. *	873,180
6,700	Strayer Education, Inc.	1,631,584
34,300	TJX Companies, Inc. (The)	1,458,436
35,000	Tupperware Brands Corp.	1,687,700
26,500	Warnaco Group, Inc. (The) *	1,264,315
29,000	WMS Industries, Inc. *	1,216,260
34,000	Yum! Brands, Inc.	1,303,220
		34,154,378

	CONSUMER STAPLES (5.2%)

17,000	BRF - Brasil Foods SA ADR	933,980
17,000	British American Tobacco PLC ADR	1,171,300
24,200	Church & Dwight Co., Inc.	1,620,190
16,800	Coca-Cola Femsa, S.A.B. de C.V. ADR	1,116,360
29,000	Companhia de Bebidas das Americas ADR	2,658,140
94,000	Cosan Ltd. Usd Class A *	886,420
56,250	Flowers Foods, Inc.	1,391,625
20,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	950,600
30,000	Green Mountain Coffee Roasters, Inc. *	2,904,600
8,000	Hansen Natural Corp. *	347,040
20,000	Hormel Foods Corp.	840,200
16,000	Philip Morris International, Inc.	834,560
32,000	Ruddick Corp.	1,012,480
22,000	TreeHouse Foods, Inc. *	965,140
		17,632,635

	ENERGY (7.0%)

15,800	BG Group PLC ADR	1,370,650
16,000	Bristow Group, Inc. *	603,680
8,600	CNOOC Ltd. ADR	1,419,688
19,000	Concho Resources, Inc. *	956,840

Shares		Value
10,500	Core Laboratories N.V.	$1,373,400
44,000	FMC Technologies, Inc. *	2,843,720
22,200	Forest Oil Corp. *	573,204
24,000	Penn Virginia Corp.	588,000
64,000	Petroleo Brasileiro S.A. ADR	2,847,360
30,000	Quicksilver Resources, Inc. *	422,100
61,000	Range Resources Corp.	2,859,070
33,600	Southern Union Co.	852,432
70,000	Southwestern Energy Co. *	2,850,400
38,000	Suncor Energy, Inc.	1,236,520
8,000	Superior Energy Services, Inc. *	168,160
17,000	Talisman Energy, Inc.	290,020
32,000	Tesoro Corp.	444,800
26,000	TransCanada Corp.	955,760
31,000	World Fuel Services Corp.	825,840
		23,481,644

	FINANCIALS (9.4%)

12,000	Affiliated Managers Group, Inc. *	948,000
20,600	AFLAC, Inc.	1,118,374
8,000	American Financial Group, Inc.	227,600
15,000	Arch Capital Group Ltd. *	1,143,750
9,490	AvalonBay Communities, Inc.	819,462
69,909	Banco Bilbao Vizcaya Argentaria, S.A. ADR	957,054
60,000	Banco Santander Central Hispano S.A. ADR	796,200
5,500	Banco Santander Chile S.A. ADR	375,210
35,000	Bancolombia S.A. ADR	1,598,100
16,000	Bank of Hawaii Corp.	719,200
13,300	Bank of Montreal	807,310
22,100	Bank of Nova Scotia	1,105,442
10,700	BlackRock, Inc.	2,330,032
16,000	BRE Properties, Inc.	572,000
8,200	Canadian Imperial Bank of Commerce	598,600
12,000	Credicorp Ltd.	1,058,160
34,000	Eaton Vance Corp.	1,140,360
9,400	Essex Property Trust, Inc.	845,530
9,000	Franklin Resources, Inc.	998,100
6,200	Goldman Sachs Group, Inc. (The)	1,057,906
18,300	HDFC Bank Ltd. ADR	2,550,837
16,000	ICICI Bank Ltd. ADR	683,200
111,376	Itau Unibanco Banco Multiplo S.A. ADR	2,449,158
30,000	MSCI, Inc. Class A *	1,083,000
6,000	Raymond James Financial, Inc.	160,440
2,264	Reinsurance Group of America, Inc.	118,905
14,400	Royal Bank of Canada	840,240
12,000	Stifel Financial Corp. *	645,000
24,000	T. Rowe Price Group, Inc.	1,318,320
8,000	Taubman Centers, Inc.	319,360
6,000	Torchmark Corp.	321,060
7,400	Toronto-Dominion Bank (The)	551,892
20,000	U.S. Bancorp	517,600
30,000	Wells Fargo & Co.	933,600
		31,709,002

	HEALTH CARE (17.2%)

22,000	Acorda Therapeutics, Inc. *	752,400
56,000	Alexion Pharmaceuticals, Inc. *	3,044,720
17,200	Allergan, Inc.	1,123,504
23,000	Amedisys, Inc. *	1,270,060
21,000	Auxilium Pharmaceuticals, Inc. *	654,360

1

Value Line Premier Growth Fund, Inc.

March 31, 2010

Shares		Value
9,000	Baxter International, Inc.	$523,800
16,000	Bayer AG ADR	1,082,400
14,500	Becton, Dickinson & Co.	1,141,585
11,000	Bio-Rad Laboratories, Inc. Class A *	1,138,720
5,200	Bio-Reference Labs, Inc. *	228,644
27,060	Celgene Corp. *	1,676,638
11,000	Cerner Corp. *	935,660
6,000	Computer Programs & Systems, Inc.	234,480
18,400	Covance, Inc. *	1,129,576
19,400	Covidien PLC	975,432
23,000	DENTSPLY International, Inc.	801,550
13,000	Edwards Lifesciences Corp. *	1,285,440
18,000	Emergency Medical Services Corp. Class A *	1,017,900
40,000	Express Scripts, Inc. *	4,070,400
20,900	Fresenius Medical Care AG & Co. KGaA ADR	1,173,744
42,000	Gilead Sciences, Inc. *	1,910,160
12,600	Haemonetics Corp. *	720,090
56,000	Henry Schein, Inc. *	3,298,400
18,000	HMS Holdings Corp. *	917,820
24,000	IDEXX Laboratories, Inc. *	1,381,200
51,200	Illumina, Inc. *	1,991,680
17,000	Intuitive Surgical, Inc. *	5,918,210
8,000	Life Technologies Corp. *	418,160
20,000	Masimo Corp.	531,000
30,000	Medco Health Solutions, Inc. *	1,936,800
8,400	Mettler-Toledo International, Inc. *	917,280
17,800	Novo Nordisk A/S ADR	1,372,736
28,000	NuVasive, Inc. *	1,265,600
19,000	Owens & Minor, Inc.	881,410
32,000	Perrigo Co.	1,879,040
4,800	Quality Systems, Inc.	294,912
8,000	ResMed, Inc. *	509,200
4,000	Sirona Dental Systems, Inc. *	152,120
12,000	SXC Health Solutions Corp. *	807,360
12,000	Techne Corp.	764,280
23,000	Teva Pharmaceutical Industries Ltd. ADR	1,450,840
38,000	Thermo Fisher Scientific, Inc. *	1,954,720
5,600	United Therapeutics Corp. *	309,848
4,000	Volcano Corp. *	96,640
30,000	Warner Chilcott PLC Class A *	766,500
22,400	West Pharmaceutical Services, Inc.	939,680
		57,646,699

	INDUSTRIALS (20.3%)

85,000	ABB Ltd. ADR *	1,856,400
24,300	Acuity Brands, Inc.	1,025,703
20,000	Aecom Technology Corp. *	567,400
8,000	Alliant Techsystems, Inc. *	650,400
7,200	Ameron International Corp.	452,808
33,000	AMETEK, Inc.	1,368,180
4,000	Applied Signal Technology, Inc.	78,320
20,600	AZZ, Inc.	697,310
4,600	Barnes Group, Inc.	89,470
36,000	BE Aerospace, Inc. *	1,096,200
18,300	Brink’s Co. (The)	516,609
28,400	Bucyrus International, Inc.	1,874,116
30,000	C.H. Robinson Worldwide, Inc.	1,675,500
22,900	Canadian National Railway Co.	1,387,511
12,400	Carlisle Companies, Inc.	472,440

Shares		Value
34,000	CLARCOR, Inc.	$1,172,660
23,200	Cooper Industries PLC Class A	1,112,208
27,000	Copart, Inc. *	961,200
43,000	Corrections Corp. of America *	853,980
23,300	Curtiss-Wright Corp.	810,840
16,000	Danaher Corp.	1,278,560
16,000	Dollar Thrifty Automotive Group, Inc. *	514,080
19,000	Donaldson Co., Inc.	857,280
12,600	Eaton Corp.	954,702
40,000	EMCOR Group, Inc. *	985,200
41,000	EnerSys *	1,011,060
20,000	Esterline Technologies Corp. *	988,600
18,000	Flowserve Corp.	1,984,860
13,000	FTI Consulting, Inc. *	511,160
23,200	Gardner Denver, Inc.	1,021,728
36,000	Geo Group, Inc. (The) *	713,520
6,000	GeoEye, Inc. *	177,000
10,000	Harbin Electric, Inc. *	215,900
33,000	Hunt (J.B.) Transport Services, Inc.	1,184,040
29,850	IDEX Corp.	988,035
22,600	IHS, Inc. Class A *	1,208,422
17,200	ITT Corp.	922,092
21,000	Kansas City Southern *	759,570
21,000	Kaydon Corp.	789,600
29,000	Kirby Corp. *	1,106,350
12,500	L-3 Communications Holdings, Inc.	1,145,375
88,500	Lan Airlines S.A. ADR	1,562,025
31,500	Lennox International, Inc.	1,396,080
13,000	Lincoln Electric Holdings, Inc.	706,290
20,000	Norfolk Southern Corp.	1,117,800
15,000	Northrop Grumman Corp.	983,550
18,000	Orbital Sciences Corp. *	342,180
10,000	Oshkosh Corp. *	403,400
17,800	Precision Castparts Corp.	2,255,438
36,000	Quanta Services, Inc. *	689,760
18,400	Raytheon Co.	1,051,008
6,000	Regal-Beloit Corp.	356,460
37,500	Republic Services, Inc.	1,088,250
34,000	Robbins & Myers, Inc.	809,880
36,000	Rollins, Inc.	780,480
26,000	Roper Industries, Inc.	1,503,840
48,700	Rush Enterprises, Inc. Class A *	643,327
20,000	Stanley, Inc. *	565,800
36,600	Stericycle, Inc. *	1,994,700
33,000	Toro Co. (The)	1,622,610
25,300	Towers Watson & Co. Class A	1,201,750
17,000	TransDigm Group, Inc.	901,680
17,000	United Technologies Corp.	1,251,370
43,369	URS Corp. *	2,151,536
13,700	Valmont Industries, Inc.	1,134,771
12,600	W.W. Grainger, Inc.	1,362,312
16,000	Wabtec Corp.	673,920
20,800	Waste Connections, Inc. *	706,368
24,000	Woodward Governor Co.	767,520
		68,060,494

	INFORMATION TECHNOLOGY (12.3%)

23,000	Accenture PLC Class A	964,850
28,000	Acme Packet, Inc. *	539,840
46,000	Activision Blizzard, Inc.	554,760
40,800	Amphenol Corp. Class A	1,721,352

2

Value Line Premier Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
22,700	Anixter International, Inc. *	$1,063,495
60,000	ANSYS, Inc. *	2,588,400
12,000	ArcSight, Inc. *	337,800
60,000	Ariba, Inc. *	771,000
34,000	Atheros Communications, Inc. *	1,316,140
20,400	Blackboard, Inc. *	849,864
21,000	Canon, Inc. ADR	970,410
26,000	Check Point Software Technologies Ltd. *	911,560
60,000	Cognizant Technology Solutions Corp. Class A *	3,058,800
12,000	Compellent Technologies, Inc. *	210,600
28,000	Concur Technologies, Inc. *	1,148,280
38,000	CyberSource Corp. *	670,320
24,600	DG FastChannel, Inc. *	785,970
27,550	Diodes, Inc. *	617,120
16,000	Dolby Laboratories, Inc. Class A *	938,720
16,000	Equinix, Inc. *	1,557,440
11,000	FactSet Research Systems, Inc.	807,070
3,000	Google, Inc. Class A *	1,701,030
40,000	Informatica Corp. *	1,074,400
11,300	Itron, Inc. *	820,041
9,300	MasterCard, Inc. Class A	2,362,200
37,200	MICROS Systems, Inc. *	1,223,136
63,000	Nuance Communications, Inc. *	1,048,320
4,000	Open Text Corp. *	189,880
18,600	Pegasystems, Inc.	688,200
38,000	Rackspace Hosting, Inc. *	711,740
30,000	Salesforce.com, Inc. *	2,233,500
28,680	Siliconware Precision Industries Co. ADR	172,367
22,000	Solera Holdings, Inc.	850,300
21,000	Sourcefire, Inc. *	481,950
44,000	SuccessFactors, Inc. *	837,760
27,000	Sybase, Inc. *	1,258,740
4,000	SYNNEX Corp. *	118,240
8,000	TeleCommunication Systems, Inc. Class A *	58,640
8,000	Telvent GIT SA Shs	230,080
28,000	Teradata Corp. *	808,920
30,000	Trimble Navigation Ltd. *	861,600
16,000	VanceInfo Technologies, Inc. ADR *	356,640
14,000	VistaPrint NV *	801,500
		41,272,975

	MATERIALS (6.6%)

21,000	Agrium, Inc.	1,483,230
15,000	Air Products & Chemicals, Inc.	1,109,250
29,000	Airgas, Inc.	1,844,980
44,000	Albemarle Corp.	1,875,720
30,700	AptarGroup, Inc.	1,208,045
7,000	Ball Corp.	373,660
14,000	BASF AG ADR	872,200
28,000	Celanese Corp. Series A	891,800
2,000	Clearwater Paper Corp. *	98,500
16,000	Cliffs Natural Resources, Inc.	1,135,200
26,000	Crown Holdings, Inc. *	700,960
24,570	Fibria Celulose SA Global Depository Receipt *	537,592

Shares		Value
22,000	FMC Corp.	$1,331,880
16,500	Greif, Inc. Class A	906,180
17,000	Mosaic Co. (The)	1,033,090
9,000	NewMarket Corp.	926,910
30,000	Praxair, Inc.	2,490,000
12,000	Schweitzer-Mauduit International, Inc.	570,720
30,000	Sigma-Aldrich Corp.	1,609,800
18,800	Syngenta AG ADR	1,043,588
		22,043,305

	TELECOMMUNICATION SERVICES (3.3%)

7,000	AboveNet, Inc. *	355,110
35,750	American Tower Corp. Class A *	1,523,308
10,837	Brasil Telecom S.A. ADR *	91,789
19,103	Brasil Telecom S.A. ADR Preferred Shares *	364,676
50,877	Crown Castle International Corp. *	1,945,028
10,000	Millicom International Cellular S.A.	891,500
20,000	Mobile TeleSystems ADR	1,110,000
19,500	Philippine Long Distance Telephone Co. ADR	1,038,960
43,000	SBA Communications Corp. Class A *	1,551,010
11,700	Telefonica S.A. ADR	831,870
34,000	Telefonos de Mexico S.A. de C.V. ADR	530,400
52,300	TW Telecom, Inc. *	949,245
		11,182,896

	UTILITIES (1.9%)

18,000	AGL Resources, Inc.	695,700
30,000	Centrais Eletricas Brasileiras SA	450,000
27,600	Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,015,680
20,000	EQT Corp.	820,000
20,000	ITC Holdings Corp.	1,100,000
20,000	Questar Corp.	864,000
27,000	Southern Co.	895,320
13,400	Wisconsin Energy Corp.	662,094
		6,502,794

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (1) (93.4%) (Cost $215,376,716)	313,686,822

3

Value Line Premier Growth Fund, Inc.

March 31, 2010

Principal Amount		Value
SHORT-TERM INVESTMENTS (6.5%)

	REPURCHASE AGREEMENTS (2) (6.5%)

$21,700,000	With Morgan Stanley, 0.00%, dated 03/31/10, due 04/01/10, delivery value $21,700,000 (collateralized by $22,080,000 U.S. Treasury Notes 2.3750%, due 08/31/14, with a value of $22,182,825)	21,700,000

	TOTAL SHORT-TERM INVESTMENTS (3) (Cost $21,700,000) (6.5%)	21,700,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		454,221
NET ASSETS (4) (100%)		$335,841,043
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($335,841,043 ÷ 14,487,974 shares outstanding)		$23.18

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurement and Disclosures.
(2)	The Fund’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(3)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(4)
For federal income tax purposes, the aggregate cost was $237,076,716, aggregate gross unrealized appreciation was $108,548,826, aggregate gross unrealized depreciation was $10,238,720 and the net unrealized appreciation was $98,310,106.

ADR	American Depositary Receipt.

4

In accordance with Financial Accounting Standards Board Accounting Standards Codification (FASB ASC 820-10), Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards (“SFAS”) No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$313,686,822	$0	$0	$313,686,822
Short Term Investments	0	21,700,000	0	21,700,000

Total Investments in Securities	$313,686,822	$21,700,000	$0	$335,386,822

For the period ended March 31, 2010, there were no Level 3 investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2010